Note 7 - Financial Instruments - Contractual Net Interest Payments (Details) $ in Thousands	Jun. 30, 2020 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Interest payments	$ 42,895
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Interest payments	68,417
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Interest payments	5,834
Later than five years [member]
Statement Line Items [Line Items]
Interest payments